COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Environmental Accrued Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Total environmental related liabilities	$ 275	$ 300
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Accrued and other current liabilities, Other Liabilities, Noncurrent	Accrued and other current liabilities, Other Liabilities, Noncurrent
Potential exposure in excess of accrual	$ 316
Environmental remediation liabilities not subject to indemnity
Loss Contingencies [Line Items]
Total environmental related liabilities	45	$ 46
Potential exposure in excess of accrual	106
Environmental remediation indemnified related liabilities: | Dow & Corteva
Loss Contingencies [Line Items]
Total environmental related liabilities	83	101
Potential exposure in excess of accrual	177
Environmental remediation indemnified related liabilities: | MOU
Loss Contingencies [Line Items]
Total environmental related liabilities	146	152
Potential exposure in excess of accrual	31
Environmental remediation indemnified related liabilities: | Other environmental indemnifications
Loss Contingencies [Line Items]
Total environmental related liabilities	1	$ 1
Potential exposure in excess of accrual	$ 2